Scope of consolidation - Vari-Form Inc. - acquisition details (Details) - Dec. 31, 2019 € in Millions, $ in Millions	EUR (€)	USD ($)
Disclosure of detailed information about business combination [abstract]
Cash transferred	€ 55	$ 62